Accounts payable and accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of trade and other payables [Abstract]
Disclosure of accounts payables and accrued liabilities [Table Text Block]
	December 31, 2025	December 31, 2024
Accounts payable	$2,644,111	$2,458,176
Accrued liabilities	1,638,571	1,875,924
Accrued interest	1,423,367	651,999
Total accounts payable and accrued liabilities	$5,706,049	$4,986,099